EQ ADVISORS TRUSTSM

EQ/Invesco Comstock Portfolio

EQ/Invesco Global Real Assets Portfolio

SUPPLEMENT DATED NOVEMBER 13, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

James Cowen of Invesco Asset Management Ltd. and Jim Pfertner of Invesco Advisers, Inc. no longer serve as members of the team that is responsible for the securities selection, research and trading for the EQ/Invesco Global Real Assets Portfolio. All references to James Cowen and Jim Pfertner in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

The section of the Summary Prospectus and Prospectus entitled “EQ/Invesco Global Real Assets Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Ping-Ying Wang, CFA	Lead Portfolio Manager of Invesco	September 2018
Grant Jackson, CFA	Portfolio Manager of Invesco	September 2018

The section of the Summary Prospectus and Prospectus entitled “EQ/Invesco Comstock Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Invesco Advisers, Inc. (“Invesco” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Date Began Managing the Portfolio
Umang Khetan, CFA®	Portfolio Manager of Invesco	November 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Invesco Advisers, Inc.” is amended by deleting the second, fourth and sixth paragraphs in their entirety and replacing them with the following information:

Kevin C. Holt, CFA, Devin E. Armstrong, CFA, James N. Warwick and Umang Khetan, CFA® have joint and primary responsibility for the investment decisions for the EQ/Invesco Comstock Portfolio.

Kevin C. Holt CFA, (co-lead) has been a Portfolio Manager of Invesco since June 2010. Prior thereto he was a Managing Director and Portfolio Manager with Van Kampen Asset Management (“VKAM”) since 1999 and a portfolio manager of the Portfolio since April 2005.

Devin E. Armstrong CFA, (co-lead) has been a Portfolio Manager of Invesco since June 2010. Prior thereto he was Vice President and Portfolio Manager at VKAM since July 2007, and research analyst from August 2004 to July 2007. He has been a portfolio manager of the Portfolio since July 2007.

James N. Warwick has been a Portfolio Manager of Invesco since June 2010. Prior thereto he was an Executive Director and Portfolio Manager at VKAM since May 2002 and a Portfolio Manager of the Portfolio since July 2007.

Umang Khetan CFA® has been a Portfolio Manager of Invesco since 2012. Prior thereto he was at Newstone Capital Partners. He has been a Portfolio Manager of the Portfolio since November 2025.

A lead manager generally has final authority over all aspects of the Portfolio’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

Ping-Ying Wang, CFA, and Grant Jackson, CFA have joint and primary responsibility for the investment decisions for the EQ/Invesco Global Real Assets Portfolio.

Ping-Ying Wang, CFA, Lead Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 1998.

Grant Jackson, CFA, Portfolio Manager of Invesco, has been associated with Invesco and/or its affiliates since 2005.

*****

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Invesco Advisers, Inc. (“Invesco”)” is amended to include the following information:

Invesco Advisers, Inc. (“Invesco”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of August 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Invesco Comstock Portfolio
Umang Khetan, CFA®	1	$433.5M	0	N/A	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Shares of the Portfolio as of August 31, 2025

Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001 - $500,000	$500,001 - $1,000,000	over $1,000,000

EQ/Invesco Comstock Portfolio
Umang Khetan, CFA®	X